Capital Stock (Tables)	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
Summary of Stock Option Activity and Related Information

A summary of the Company’s stock option activity and related information for the years ended December 31, 2014, 2013, and 2012, are as follows:

	December 31, 2014		December 31, 2013		December 31, 2012
		Weighted- Average		Weighted- Average		Weighted- Average
	Options (000’s)	Exercise Price	Options (000’s)	Exercise Price	Options (000’s)	Exercise Price
	#	$	#	$	#	$
Outstanding - beginning of year	4,237	36.33	5,285	34.40	5,713	32.47
Granted	15	56.76	73	34.07	433	27.69
Exercised	(1,528)	36.10	(1,039)	26.21	(733)	15.85
Forfeited / expired	(14)	28.51	(82)	38.46	(128)	31.81

Outstanding - end of year	2,710	36.61	4,237	36.33	5,285	34.40

Exercisable - end of year	2,508	37.03	3,848	37.03	4,561	35.54

Non-Vested Stock Option Activity and Related Information

A summary of the Company’s non-vested stock option activity and related information for the years ended December 31, 2014, 2013 and 2012, are as follows:

	December 31, 2014		December 31, 2013		December 31, 2012
		Weighted- Average		Weighted- Average		Weighted- Average
	Options (000’s)	Grant Date Fair Value	Options (000’s)	Grant Date Fair Value	Options (000’s)	Grant Date Fair Value
	#	$	#	$	#	$
Outstanding non-vested stock options—beginning of year	389	9.24	723	8.74	1,057	6.40
Granted	15	11.50	73	10.54	433	8.72
Vested	(188)	9.30	(401)	8.57	(747)	5.44
Forfeited	(14)	9.01	(6)	9.46	(20)	8.24

Outstanding non-vested stock options—end of year	202	9.37	389	9.24	723	8.74

Details Regarding Outstanding and Exercisable Stock Options

Further details regarding the Company’s outstanding and exercisable stock options at December 31, 2014 are as follows:

	Outstanding Options			Exercisable Options
		Weighted-	Weighted-		Weighted-	Weighted-
	Options (000’s)	Average Remaining Life	Average Exercise Price	Options (000’s)	Average Remaining Life	Average Exercise Price
Range of Exercise Prices	#	(Years)	$	#	(Years)	$
$10.00 – $19.99	193	4.2	11.84	193	4.2	11.84
$20.00 – $24.99	295	5.2	24.42	295	5.2	24.42
$25.00 – $29.99	367	7.2	27.69	228	7.2	27.69
$30.00 – $34.99	117	7.3	34.44	69	6.7	34.70
$35.00 – $39.99	391	1.3	39.01	391	1.3	39.01
$40.00 – $44.99	764	3.2	40.41	764	3.2	40.41
$45.00 – $49.99	139	0.2	46.80	139	0.2	46.80
$50.00 – $54.99	429	2.2	51.40	429	2.2	51.40
$55.00 – $59.99	15	9.2	56.76	—	—	—

	2,710	3.7	36.61	2,508	3.3	37.03